Document and Entity Information	Feb. 05, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	ILLINOIS TOOL WORKS INC
Amendment Flag	false
Entity Central Index Key	0000049826
Document Type	8-K
Document Period End Date	Feb. 05, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-4797
Entity Tax Identification Number	36-1258310
Entity Address, Address Line One	155 Harlem Avenue
Entity Address, City or Town	Glenview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60025
City Area Code	847
Local Phone Number	724-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	ITW
Security Exchange Name	NYSE
A 1.75 Euro Notesdue 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Euro Notes due 2022
Trading Symbol	ITW22
Security Exchange Name	NYSE
A 1.25 Euro Notesdue 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.25% Euro Notes due 2023
Trading Symbol	ITW23
Security Exchange Name	NYSE
A 0.250 Euro Notesdue 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Euro Notes due 2024
Trading Symbol	ITW24A
Security Exchange Name	NYSE
A 0.625 Euro Notesdue 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Euro Notes due 2027
Trading Symbol	ITW27
Security Exchange Name	NYSE
A 2.125 Euro Notesdue 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Euro Notes due 2030
Trading Symbol	ITW30
Security Exchange Name	NYSE
A 1.00 Euro Notesdue 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.00% Euro Notes due 2031
Trading Symbol	ITW31
Security Exchange Name	NYSE
A 3.00 Euro Notesdue 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.00% Euro Notes due 2034
Trading Symbol	ITW34
Security Exchange Name	NYSE